Note 30 - Long-Term Debt by Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Total [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity		€ 53,960
Long-term debt	€ 131,525	144,485
Total [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	63,986	63,446
Floating rate	14,571	18,182
Other Long-Term Debt by Contractual Maturity	41,588
Total [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,644	7,191
Floating rate	1,491	1,412
Other Long-Term Debt by Contractual Maturity	245	€ 293
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	46,622
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,207
Floating rate	1,419
Other Long-Term Debt by Contractual Maturity	30,528
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	58
Floating rate	1,276
Other Long-Term Debt by Contractual Maturity	135
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	17,537
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,856
Floating rate	2,235
Other Long-Term Debt by Contractual Maturity	4,385
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10
Floating rate	26
Other Long-Term Debt by Contractual Maturity	25
Due in 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	15,061
Due in 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	8,893
Floating rate	3,023
Other Long-Term Debt by Contractual Maturity	451
Due in 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,504
Floating rate	190
Other Long-Term Debt by Contractual Maturity	0
Due in 2026 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	15,761
Due in 2026 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,916
Floating rate	2,398
Other Long-Term Debt by Contractual Maturity	457
Due in 2026 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,946
Floating rate	0
Other Long-Term Debt by Contractual Maturity	42
Due in 2027 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	13,004
Due in 2027 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,622
Floating rate	573
Other Long-Term Debt by Contractual Maturity	334
Due in 2027 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,455
Floating rate	0
Other Long-Term Debt by Contractual Maturity	20
Due after 2027 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	23,539
Due after 2027 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,491
Floating rate	4,921
Other Long-Term Debt by Contractual Maturity	5,433
Due after 2027 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,670
Floating rate	0
Other Long-Term Debt by Contractual Maturity	€ 23